Customers and Other Financing and Non-Financing Receivables - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Other financing receivables:
Sundry debtors	$ 29,771,631	$ 18,378,494
Employees and officers	5,567,773	5,342,168
Total other financing receivables	35,339,404	23,720,662
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	44,746,142	46,811,990
Special Tax on Production and Services	13,638,555	12,951,835
Other accounts receivable	5,567,497	4,706,004
Total other non-financing receivables	63,952,194	64,469,829
Financing receivable individually evaluated for impairment	$ (5,445,399)	$ (5,466,747)